PLANT AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE－ 9 PLANT AND EQUIPMENT, NET

Plant and equipment, net consisted of the following:

	September 30, 2025	December 31, 2024
At cost:
Computer	$527,759	$526,272
Office equipment	51,920	54,658
Furniture and fixtures	9,992	10,054
Renovation	555,314	484,475
	1,144,985	1,075,459
Less: accumulated depreciation	(802,296)	(667,588)
	342,689	407,871

Depreciation expense for the three months period ended September 30, 2025 and 2024 were $48,437 and $60,867, respectively.

Depreciation expense for the nine months period ended September 30, 2025 and 2024 were $140,844 and $182,344, respectively.

NOTE － 9 PLANT AND EQUIPMENT

Plant and equipment consisted of the following:

	December 31, 2024	December 31, 2023
At cost:
Computer	$526,272	$526,495
Office equipment	54,658	56,098
Furniture and fixtures	10,054	10,531
Renovation	484,475	614,143
	1,075,459	1,207,267
Less: accumulated depreciation	(667,588)	(520,609)
	407,871	686,658

Depreciation expense for the years ended December 31, 2024 and 2023 were $236,659 and $248,988, respectively.